COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Rental Commitments (Details)	Dec. 31, 2021 USD ($)
Lease Obligation
2022	$ 4,478,016
2023	2,919,511
2024	1,742,148
2025	1,768,962
2026	1,710,581
Thereafter	2,921,321
Total future minimum lease payments	$ 15,540,539